Basis of preparation and significant accounting policies_Impact on retained earnings at date of initial application of IFRS 9 (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of effect on retained earnings at date of initial application of IFRS9 [Abstract]
Beginning balance (prior to IFRS 9)		₩ 15,620,006	₩ 16,473,453	$ 14,816,921	₩ 15,349,796	₩ 14,611,566
Changes in amount due to reclassification [Abstract]
Reclassification of available-for-sale financial assets to financial assets at Amortized cost		(494)
Reclassification of available-for-sale financial assets to financial assets at FVTPL		152,067
Recognition of expected credit losses of debt instruments at FVTOCI		(4,236)
Reclassified of available for sale financial assets(equity securities) to financial assets at FVTOCI		397,508
Effect on revaluation of financial assets at amortized cost from loan and receivables or AFS financial assets		282
Recognition of expected credit losses of financial assets at amortized cost which were previously loan and receivables		(240,683)
Effect of payment guarantees / unused commitments on liabilities		(48,548)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition		133
Others		(4,456)
Income tax effect		(74,482)
Reclassification		177,091
Ending balance (based on IFRS9)	[1]	₩ 15,797,097

[1]	The beginning balance was restated in accordance with IFRS 9.